UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

Voya Variable Products Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya MidCap Opportunities Portfolio

Voya SmallCap Opportunities Portfolio

The schedules are not audited.

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.4%
		Consumer Discretionary: 16.8%
736,100		Aramark	$29,893,021	1.4
421,437		Brunswick Corp.	23,587,829	1.1
379,897	(1)	Burlington Stores, Inc.	36,264,967	1.7
380,533		Coach, Inc.	15,327,869	0.7
478,263	(1)	Dollar Tree, Inc.	41,522,794	1.9
104,325		Domino's Pizza, Inc.	20,713,729	1.0
230,989		Expedia, Inc.	33,248,557	1.5
281,500		Hasbro, Inc.	27,494,105	1.3
547,577		Hilton Worldwide Holdings, Inc.	38,029,223	1.8
135,516		Marriott International, Inc.	14,941,994	0.7
1,014,381	(1)	Michaels Cos, Inc.	21,778,760	1.0
117,991	(1)	O'Reilly Automotive, Inc.	25,411,722	1.2
270,349		Ross Stores, Inc.	17,456,435	0.8
69,594	(1)	Ulta Beauty, Inc.	15,732,419	0.7
			361,403,424	16.8

		Consumer Staples: 3.9%
564,522		Church & Dwight Co., Inc.	27,351,091	1.2
498,945	(1)	Monster Beverage Corp.	27,566,711	1.3
558,153		Sysco Corp.	30,112,355	1.4
			85,030,157	3.9

		Energy: 2.2%
239,812	(1)	Diamondback Energy, Inc.	23,491,983	1.1
368,324		EQT Corp.	24,029,458	1.1
			47,521,441	2.2

		Financials: 6.9%
281,232		Ameriprise Financial, Inc.	41,765,764	1.9
720,950		Citizens Financial Group, Inc.	27,302,377	1.3
206,992		Intercontinental Exchange, Inc.	14,220,350	0.6
91,317		MarketAxess Holdings, Inc.	16,848,900	0.8
1,024,212		Progressive Corp.	49,592,345	2.3
			149,729,736	6.9

		Health Care: 13.1%
483,807		Agilent Technologies, Inc.	31,060,409	1.4
198,781	(1)	Align Technology, Inc.	37,026,937	1.7
299,432	(1)	BioMarin Pharmaceutical, Inc.	27,868,136	1.3
306,962	(1)	Centene Corp.	29,704,713	1.4
52,029		Cooper Cos., Inc.	12,336,596	0.6
210,547	(1)	Edwards Lifesciences Corp.	23,014,893	1.1
550,268	(1),(2)	Exact Sciences Corp.	25,928,628	1.2
606,553	(1)	Exelixis, Inc.	14,696,779	0.7
172,644	(1)	Waters Corp.	30,993,051	1.4
786,101		Zoetis, Inc.	50,121,800	2.3
			282,751,942	13.1

		Industrials: 16.2%
497,718		Alaska Air Group, Inc.	37,960,952	1.8
497,978		Ametek, Inc.	32,886,467	1.5
318,869		Ingersoll-Rand PLC - Class A	28,433,549	1.3
137,182		L3 Technologies, Inc.	25,849,204	1.2
836,922		Masco Corp.	32,648,327	1.5
316,605		Owens Corning, Inc.	24,489,397	1.1
229,845		Parker Hannifin Corp.	40,227,472	1.9
888,010	(1)	Quanta Services, Inc.	33,184,934	1.6
200,077		Stanley Black & Decker, Inc.	30,205,625	1.4
437,674		Waste Connections, Inc.	30,619,673	1.4
469,443	(1)	XPO Logistics, Inc.	31,818,846	1.5
			348,324,446	16.2

		Information Technology: 26.1%
607,454		Amphenol Corp.	51,414,906	2.4
1,086,947	(1)	Ciena Corp.	23,880,226	1.1
374,463		Fidelity National Information Services, Inc.	34,971,099	1.6
394,817	(1)	Fiserv, Inc.	50,915,600	2.4
684,973		Flir Systems, Inc.	26,652,299	1.2
891,414	(1)	Fortinet, Inc.	31,948,278	1.5
255,434	(1)	Gartner, Inc.	31,778,544	1.5
299,823		Global Payments, Inc.	28,492,180	1.3
181,583		LogMeIn, Inc.	19,983,209	0.9
660,929	(2)	Microchip Technology, Inc.	59,338,206	2.8
313,231		Motorola Solutions, Inc.	26,583,915	1.2
284,987	(1)	Red Hat, Inc.	31,593,659	1.5
233,274		Skyworks Solutions, Inc.	23,770,621	1.1
754,377		SS&C Technologies Holdings, Inc.	30,288,236	1.4
670,711	(1)	Vantiv, Inc.	47,265,004	2.2
396,598	(1),(2)	VMware, Inc.	43,304,536	2.0
			562,180,518	26.1

		Materials: 5.8%
872,601	(1)	Axalta Coating Systems Ltd.	25,235,621	1.2
454,694	(1)	Berry Plastics Group, Inc.	25,758,415	1.2
609,482	(1)	Crown Holdings, Inc.	36,398,265	1.7
320,674		Packaging Corp. of America	36,774,894	1.7
			124,167,195	5.8

		Real Estate: 3.4%
332,898		Equity Lifestyle Properties, Inc.	28,322,962	1.3
309,206	(1)	SBA Communications Corp.	44,541,124	2.1
			72,864,086	3.4

	Total Common Stock
	(Cost $1,847,794,198)		2,033,972,945	94.4

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Securities Lending Collateral(3): 2.2%
11,125,486	Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $11,126,474, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $11,347,996, due 12/01/17-06/01/51)	$11,125,486	0.5
11,125,486	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $11,126,464, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $11,347,996, due 10/12/17-12/01/51)	11,125,486	0.5
11,125,486	Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $11,126,474, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $11,347,996, due 11/15/17-08/20/67)	11,125,486	0.5
4,840,878	Royal Bank of Scotland PLC, Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $4,841,296, collateralized by various U.S. Government Securities, 0.488%-3.500%, Market Value plus accrued interest $4,937,710, due 10/31/17-11/15/42)	4,840,878	0.3
8,625,386	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $8,626,237, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,813,699, due 01/15/19-02/15/46)	8,625,386	0.4
		46,842,722	2.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
20,910,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $20,910,000)	20,910,000	0.9

	Total Short-Term Investments
	(Cost $67,752,722)	67,752,722	3.1

	Total Investments in Securities (Cost $1,915,546,920)	$2,101,725,667	97.5
	Assets in Excess of Other Liabilities	54,441,813	2.5
	Net Assets	$2,156,167,480	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2017.

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$2,033,972,945	$–	$–	$2,033,972,945
Short-Term Investments	20,910,000	46,842,722	–	67,752,722
Total Investments, at fair value	$2,054,882,945	$46,842,722	$–	$2,101,725,667

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,923,157,217.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$205,077,529
Gross Unrealized Depreciation	(26,509,116)

Net Unrealized Appreciation	$178,568,413

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Consumer Discretionary: 15.3%
108,036		AMC Entertainment Holdings, Inc.	$1,588,129	0.4
74,410	(1),(2)	American Outdoor Brands Corp.	1,134,753	0.3
100,715	(2)	At Home Group, Inc.	2,300,331	0.6
91,792	(1)	Big Lots, Inc.	4,917,297	1.2
136,010		Boyd Gaming Corp.	3,543,061	0.9
38,510	(2)	Bright Horizons Family Solutions, Inc.	3,319,947	0.8
49,481		CalAtlantic Group, Inc.	1,812,489	0.5
82,726		Camping World Holdings, Inc.	3,370,257	0.9
37,523		Childrens Place Retail Stores, Inc.	4,433,342	1.1
136,796		Dana, Inc.	3,824,816	1.0
40,798	(2)	Dave & Buster's Entertainment, Inc.	2,141,079	0.5
96,519	(2)	Del Taco Restaurants, Inc.	1,480,602	0.4
159,934		Extended Stay America, Inc.	3,198,680	0.8
105,687	(1),(2)	J. Jill, Inc.	1,150,931	0.3
35,960		Jack in the Box, Inc.	3,665,043	0.9
36,422		Lithia Motors, Inc.	4,381,931	1.1
105,152	(2)	Nautilus, Inc.	1,777,069	0.5
136,062		Planet Fitness, Inc.	3,670,953	0.9
81,305	(2)	Sotheby's	3,748,974	0.9
31,530		Sturm Ruger & Co., Inc.	1,630,101	0.4
55,961	(2)	Universal Electronics, Inc.	3,547,927	0.9
			60,637,712	15.3

		Consumer Staples: 1.1%
88,168	(2)	Blue Buffalo Pet Products, Inc.	2,499,563	0.6
95,590		Vector Group Ltd.	1,956,727	0.5
			4,456,290	1.1

		Energy: 1.4%
112,846	(2)	Carrizo Oil & Gas, Inc.	1,933,052	0.5
18,556	(2)	Dril-Quip, Inc.	819,248	0.2
61,452	(2)	Unit Corp.	1,264,682	0.3
54,445		US Silica Holdings, Inc.	1,691,606	0.4
			5,708,588	1.4

		Financials: 6.8%
48,365		Amerisafe, Inc.	2,814,843	0.7
26,854		Evercore, Inc.	2,155,033	0.6
175,711		Home Bancshares, Inc./Conway AR	4,431,431	1.1
58,131		Houlihan Lokey, Inc.	2,274,666	0.6
254,418	(2)	MGIC Investment Corp.	3,187,858	0.8
162,952		OM Asset Management Plc	2,431,244	0.6
33,925		Pinnacle Financial Partners, Inc.	2,271,279	0.6
34,332		Primerica, Inc.	2,799,775	0.7
42,671	(2)	Texas Capital Bancshares, Inc.	3,661,172	0.9
59,056	(1)	Virtu Financial, Inc.	956,707	0.2
			26,984,008	6.8

		Health Care: 21.9%
41,091	(2)	Aerie Pharmaceuticals, Inc.	1,997,023	0.5
77,926	(2)	Amedisys, Inc.	4,360,739	1.1
19,387	(2)	Bluebird Bio, Inc.	2,662,804	0.7
84,280	(2)	Catalent, Inc.	3,364,458	0.9
22,271		Chemed Corp.	4,499,856	1.1
29,486	(2)	Clovis Oncology, Inc.	2,429,646	0.6
106,574	(2)	Dermira, Inc.	2,877,498	0.7
60,130	(2)	Epizyme, Inc.	1,145,476	0.3
53,823	(2)	Exact Sciences Corp.	2,536,140	0.6
42,792	(2)	FibroGen, Inc.	2,302,210	0.6
90,004	(2)	HealthEquity, Inc.	4,552,402	1.1
86,954		Healthsouth Corp.	4,030,318	1.0
37,982		Hill-Rom Holdings, Inc.	2,810,668	0.7
35,648	(2)	INC Research Holdings, Inc.	1,864,390	0.5
93,755	(1),(2)	Lexicon Pharmaceuticals, Inc.	1,152,249	0.3
22,440	(2)	Loxo Oncology, Inc.	2,067,173	0.5
50,268	(2)	MacroGenics, Inc.	928,953	0.2
25,853	(2)	Magellan Health, Inc.	2,231,114	0.6
20,888	(2)	Masimo Corp.	1,808,065	0.5
52,017	(2)	Medidata Solutions, Inc.	4,060,447	1.0
66,132	(2)	Merit Medical Systems, Inc.	2,800,690	0.7
56,696	(2)	Natus Medical, Inc.	2,126,100	0.5
64,374	(2)	NuVasive, Inc.	3,570,182	0.9
46,328	(2)	Omnicell, Inc.	2,365,044	0.6
84,758		Owens & Minor, Inc.	2,474,934	0.6
42,475	(2)	Pacira Pharmaceuticals, Inc.	1,594,936	0.4
26,070	(2)	Portola Pharmaceuticals, Inc.	1,408,562	0.4
75,391	(2)	Prestige Brands Holdings, Inc.	3,776,335	1.0
26,340	(2)	Prothena Corp. PLC	1,706,042	0.4
22,234	(2)	Puma Biotechnology, Inc.	2,662,521	0.7
46,681	(1),(2)	Radius Health, Inc.	1,799,553	0.5
48,537	(2)	Sarepta Therapeutics, Inc.	2,201,638	0.6
169,464	(2)	Select Medical Holdings Corp.	3,253,709	0.8
238,910	(1),(2)	TherapeuticsMD, Inc.	1,263,834	0.3
			86,685,709	21.9

		Industrials: 18.7%
131,800		Actuant Corp.	3,374,080	0.9
30,505		Allegiant Travel Co.	4,017,508	1.0
73,015	(2)	Beacon Roofing Supply, Inc.	3,742,019	0.9
51,448		Brink's Co.	4,334,494	1.1
46,217		CIRCOR International, Inc.	2,515,591	0.6
35,546		Curtiss-Wright Corp.	3,715,979	0.9
52,243		EMCOR Group, Inc.	3,624,619	0.9
42,396		EnPro Industries, Inc.	3,414,150	0.9

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
26,648		Exponent, Inc.	$1,969,287	0.5
64,344		Granite Construction, Inc.	3,728,735	0.9
72,848		Healthcare Services Group, Inc.	3,931,607	1.0
79,421	(2)	Knight-Swift Transportation Holdings, Inc.	3,299,943	0.8
174,840		Knoll, Inc.	3,496,800	0.9
65,728		Korn/Ferry International	2,591,655	0.7
39,539		Lindsay Corp.	3,633,634	0.9
46,539		Matthews International Corp.	2,897,053	0.7
33,643		Regal-Beloit Corp.	2,657,797	0.7
35,185	(2)	Saia, Inc.	2,204,340	0.6
71,012		Simpson Manufacturing Co., Inc.	3,482,428	0.9
19,122	(2)	Teledyne Technologies, Inc.	3,043,840	0.8
19,687		Tennant Co.	1,303,279	0.3
46,059		Watts Water Technologies, Inc.	3,187,283	0.8
52,916		Woodward, Inc.	4,106,811	1.0
			74,272,932	18.7

		Information Technology: 21.5%
69,880	(1),(2)	Alteryx, Inc.	1,423,456	0.4
101,921	(2)	Blackhawk Network Holdings, Inc.	4,464,140	1.1
27,477	(2)	BroadSoft, Inc.	1,382,093	0.4
99,003	(2)	CalAmp Corp.	2,301,820	0.6
41,185	(2)	Commvault Systems, Inc.	2,504,048	0.6
110,063	(2)	Coupa Software, Inc.	3,428,462	0.9
126,009	(2)	Cray, Inc.	2,450,875	0.6
62,002	(2)	Electronics for Imaging, Inc.	2,646,245	0.7
48,980	(2)	Ellie Mae, Inc.	4,022,727	1.0
59,289	(2)	EPAM Systems, Inc.	5,213,282	1.3
22,888	(2)	Euronet Worldwide, Inc.	2,169,554	0.5
31,140		Fair Isaac Corp.	4,375,170	1.1
64,117	(2)	Five9, Inc.	1,532,396	0.4
27,559	(2)	Guidewire Software, Inc.	2,145,744	0.5
38,448	(1),(2)	Impinj, Inc.	1,599,821	0.4
187,470	(2)	Infinera Corp.	1,662,859	0.4
168,193	(1),(2)	Integrated Device Technology, Inc.	4,470,570	1.1
52,967		j2 Global, Inc.	3,913,202	1.0
13,232		Littelfuse, Inc.	2,591,884	0.7
51,943	(2)	Manhattan Associates, Inc.	2,159,271	0.5
60,163	(1),(2)	Match Group, Inc.	1,395,180	0.4
58,829	(2)	Microsemi Corp.	3,028,517	0.8
32,329		MKS Instruments, Inc.	3,053,474	0.8
29,371		Monolithic Power Systems, Inc.	3,129,480	0.8
65,148	(2)	Netscout Systems, Inc.	2,107,538	0.5
37,628		Power Integrations, Inc.	2,754,370	0.7
30,120	(2)	Proofpoint, Inc.	2,627,066	0.7
41,019	(2)	PROS Holdings, Inc.	989,788	0.3
48,362	(2)	Q2 Holdings, Inc.	2,014,277	0.5
101,743	(2)	Rapid7, Inc.	1,790,677	0.5
13,456	(2)	RingCentral, Inc.	561,788	0.1
57,450	(2)	Sanmina Corp.	2,134,268	0.5
30,237	(2)	SPS Commerce, Inc.	1,714,740	0.4
45,095	(2)	Zendesk, Inc.	1,312,715	0.3
			85,071,497	21.5

		Materials: 6.5%
102,023	(2)	Boise Cascade Co.	3,560,603	0.9
134,246		Commercial Metals Co.	2,554,702	0.7
52,426		Greif, Inc. - Class A	3,069,018	0.8
54,577		HB Fuller Co.	3,168,741	0.8
116,713		KapStone Paper and Packaging Corp.	2,508,162	0.6
40,040		Minerals Technologies, Inc.	2,828,826	0.7
60,076		PolyOne Corp.	2,404,842	0.6
121,158		Valvoline, Inc.	2,841,155	0.7
61,543		Worthington Industries, Inc.	2,830,978	0.7
			25,767,027	6.5

		Real Estate: 2.2%
20,974		EastGroup Properties, Inc.	1,848,229	0.5
69,294		QTS Realty Trust, Inc.	3,628,234	0.9
125,995		Urban Edge Properties	3,038,999	0.8
			8,515,462	2.2

		Telecommunication Services: 1.6%
57,570	(2)	Boingo Wireless, Inc.	1,230,271	0.3
61,422		Cogent Communications Holdings, Inc.	3,003,536	0.8
270,596	(2)	Vonage Holdings Corp.	2,202,651	0.5
			6,436,458	1.6

	Total Common Stock
	(Cost $338,138,308)		384,535,683	97.0

EXCHANGE-TRADED FUNDS: 1.5%
33,521		iShares Russell 2000 Growth Index Fund	5,998,918	1.5

	Total Exchange-Traded Funds
	(Cost $5,069,919)		5,998,918	1.5

RIGHTS: 0.0%
		Health Care: 0.0%
29,795	(2),(3)	Dyax, Corp. - CVR	33,072	0.0

	Total Rights
	(Cost $15,806)		33,072	0.0

	Total Long-Term Investments
	(Cost $343,224,033)		390,567,673	98.5

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
	Securities Lending Collateral(4): 4.0%
3,745,127	Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $3,745,459, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $3,820,030, due 12/01/17-06/01/51)	$3,745,127	1.0
3,745,127	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $3,745,456, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,820,030, due 10/12/17-12/01/51)	3,745,127	1.0
3,745,127	Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $3,745,459, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,820,030, due 11/15/17-08/20/67)	3,745,127	0.9
1,618,189	Royal Bank of Scotland PLC, Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $1,618,329, collateralized by various U.S. Government Securities, 0.488%-3.500%, Market Value plus accrued interest $1,650,558, due 10/31/17-11/15/42)	1,618,189	0.4
2,914,991	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $2,915,279, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,978,632, due 01/15/19-02/15/46)	2,914,991	0.7
		15,768,561	4.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
6,231,000	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $6,231,000)	6,231,000	1.5

	Total Short-Term Investments
	(Cost $21,999,561)	21,999,561	5.5

	Total Investments in Securities (Cost $365,223,594)	$412,567,234	104.0
	Liabilities in Excess of Other Assets	(15,779,401)	(4.0)
	Net Assets	$396,787,833	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2017.

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$384,535,683	$–	$–	$384,535,683
Exchange-Traded Funds	5,998,918	–	–	5,998,918
Rights	–	–	33,072	33,072
Short-Term Investments	6,231,000	15,768,561	–	21,999,561
Total Investments, at fair value	$396,765,601	$15,768,561	$33,072	$412,567,234

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $366,305,756.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$58,804,884
Gross Unrealized Depreciation	(12,543,406)

Net Unrealized Appreciation	$46,261,478

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Products Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 27, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 27, 2017